Operating Segments (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of geographical areas [line items]
Adjusted gross profit (loss)	€ 13,179		€ 13,015		€ 1,719
Israel [Member]
Disclosure of geographical areas [line items]
Adjusted gross profit (loss)	1,565	[1]	1,514	[2]	1,400	[3]
Israel [Member] | Income from the sale of electricity [Member]
Disclosure of geographical areas [line items]
Adjusted gross profit (loss)	3,427		3,239		3,023
Israel [Member] | Depreciation expenses [Member]
Disclosure of geographical areas [line items]
Adjusted gross profit (loss)	€ 2,051		€ 1,899		€ 1,848
PV Plants [Member]
Disclosure of geographical areas [line items]
Production capacity	(i) approximately 7.9MWp aggregate installed capacity of photovoltaic power plants in Spain, (ii) Ellomay Solar S.L.U, a photovoltaic plant with a peak capacity of 28 MW in the municipality of Talaván, Cáceres, Spain, that was connected to the electricity grid at June 24, 2022 (iii) 51% of Talasol, with a peak capacity of 300 MW in the municipality of Talaván, Cáceres, Spain, (iv) a photovoltaic power plant of approximately 9 MWp installed capacity in Israel (v) Ellomay Solar Italy One SRL and Ellomay Solar Italy Two SRL that are constructing photovoltaic plants with installed capacity of 14.8 MW and 4.95 MW respectively, in the Lazio Region, Italy and (vi) Ellomay Solar Italy four SRL, Ellomay Solar Italy five SRL and Ellomay Solar Italy Ten SRL that are developing photovoltaic projects with installed capacity of 15.06 MW, 87.2 MW and 18 respectively, in the Lazio Region, Italy that have reached “ready to build” status.
Dorad Energy Ltd [Member]
Disclosure of geographical areas [line items]
Proportion of ownership interest	9.375%
Production capacity	production capacity of approximately 860 MW, located south of Ashkelon, Israel
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	Groen Gas Goor B.V., Groen Gas Oude-Tonge B.V. and Groen Gas Gelderland B.V. (BioGas), project companies operating anaerobic digestion plants in the Netherlands, with a green gas production capacity of approximately 3 million, 3.8 million and 9.5 million Nm3 per year, respectively
Anaerobic digestion plants [Member]
Disclosure of geographical areas [line items]
Production capacity	83.333% indirect interest in a company constructing a 156 MW pumped storage hydro power plant in the Manara Cliff, Israel.

[1]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,427 thousand) and depreciation expenses (approximately €2,051 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[2]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,239 thousand) and depreciation expenses (approximately €1,899 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.
[3]	The gross profit of the Talmei Yosef PV Plant located in Israel is adjusted to include income from the sale of electricity (approximately €3,023 thousand) and depreciation expenses (approximately €1,848 thousand) under the fixed asset model, which were not recognized as revenues and depreciation expenses, respectively, under the financial asset model as per IFRIC 12.